UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Portfolio SeriesSM

American Funds

Global Growth PortfolioSM

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 70%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	12,922,434	$769,919
New Perspective Fund, Class R-6	13,320,391	615,935
SMALLCAP World Fund, Inc., Class R-6	5,180,276	307,967
The Growth Fund of America, Class R-6	8,616,884	461,951
		2,155,772
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	8,524,657	461,951
Fundamental Investors, Class R-6	6,988,671	461,951
		923,902
Total investment securities 100% (cost: $2,636,940,000)		3,079,674
Other assets less liabilities 0%		(1,014)
Net assets 100%		$3,078,660

American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 9

American Funds Growth PortfolioSM

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 65%	Shares	Value (000)
AMCAP Fund, Class R-6	38,452,620	$1,311,234
EuroPacific Growth Fund, Class R-6	16,554,215	986,300
SMALLCAP World Fund, Inc., Class R-6	11,008,397	654,449
The Growth Fund of America, Class R-6	24,567,256	1,317,051
		4,269,034
Growth-and-income funds 35%
Fundamental Investors, Class R-6	19,913,614	1,316,290
The Investment Company of America, Class R-6	23,067,998	985,465
		2,301,755
Total investment securities 100% (cost: $5,339,686,000)		6,570,789
Other assets less liabilities 0%		(2,487)
Net assets 100%		$6,568,302

American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 9

American Funds Growth and Income PortfolioSM

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 15%	Shares	Value (000)
The Growth Fund of America, Class R-6	23,916,685	$1,282,174
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	38,710,152	2,097,703
The Investment Company of America, Class R-6	49,005,463	2,093,514
		4,191,217
Equity-income and Balanced funds 25%
American Balanced Fund, Class R-6	29,601,425	830,024
Capital Income Builder, Class R-6	19,348,882	1,246,648
		2,076,672
Fixed income funds 10%
The Bond Fund of America, Class R-6	65,405,608	831,959
Total investment securities 100% (cost: $7,183,867,000)		8,382,022
Other assets less liabilities 0%		(1,436)
Net assets 100%		$8,380,586

American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 9

American Funds Moderate Growth and Income PortfolioSM

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	16,342,718	$755,687
Growth-and-income funds 25%
Capital World Growth and Income Fund, Class R-6	20,724,129	1,123,040
Washington Mutual Investors Fund, Class R-6	15,591,414	748,856
		1,871,896
Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	66,174,346	1,855,529
American Funds Global Balanced Fund, Class R-6	54,963,121	1,855,555
		3,711,084
Fixed income funds 15%
The Bond Fund of America, Class R-6	87,429,418	1,112,102
Total investment securities 100% (cost: $6,487,021,000)		7,450,769
Other assets less liabilities 0%		(2,913)
Net assets 100%		$7,447,856

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2018 (000)
Equity-income and Balanced funds 25%
American Funds Global Balanced Fund, Class R-6	51,804,196	3,208,212	49,287	54,963,121	$(7)	$69,024	$9,413	$1,855,555

American Funds Portfolio Series — American Funds Moderate Growth and Income Portfolio — Page 4 of 9

American Funds Conservative Growth and Income PortfolioSM

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	23,043,587	$980,044
Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	18,622,117	1,199,823
The Income Fund of America, Class R-6	50,313,336	1,212,551
		2,412,374
Fixed income funds 30%
American High-Income Trust, Class R-6	68,176,727	710,402
U.S. Government Securities Fund, Class R-6	52,589,927	708,386
		1,418,788
Total investment securities 100% (cost: $4,338,406,000)		4,811,206
Other assets less liabilities 0%		(1,793)
Net assets 100%		$4,809,413

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2018 (000)
Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	49,524,485	3,065,442	—	52,589,927	$—	$(14,859)	$2,835	$708,386

American Funds Portfolio Series — American Funds Conservative Growth and Income Portfolio — Page 5 of 9

American Funds Tax-Advantaged Growth and Income PortfolioSM

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth-and-income funds 50%	Shares	Value (000)
American Mutual Fund, Class R-6	6,977,876	$296,769
Capital World Growth and Income Fund, Class R-6	7,301,940	395,693
Washington Mutual Investors Fund, Class R-6	6,178,828	296,769
		989,231
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	31,344,433	494,615
The Tax-Exempt Bond Fund of America, Class R-6	38,431,635	494,615
		989,230
Total investment securities 100% (cost: $1,817,754,000)		1,978,461
Other assets less liabilities 0%		(611)
Net assets 100%		$1,977,850

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2018 (000)
Tax-exempt fixed income funds 25%
American High-Income Municipal Bond Fund, Class R-6	26,753,484	4,590,949	—	31,344,433	$—	$(2,422)	$4,575	$494,615

American Funds Portfolio Series — American Funds Tax-Advantaged Growth and Income Portfolio — Page 6 of 9

American Funds Preservation PortfolioSM

Investment portfolio

January 31, 2018

unaudited

Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	65,695,599	$868,496
Short-Term Bond Fund of America, Class R-6	58,781,443	578,997
		1,447,493
Total investment securities 100% (cost: $1,475,882,000)		1,447,493
Other assets less liabilities 0%		(561)
Net assets 100%		$1,446,932

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 1/31/2018 (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	64,547,274	2,401,699	1,253,374	65,695,599	$(80)	$585,895	$3,549	$868,496
Short-Term Bond Fund of America, Class R-6	58,053,585	2,037,706	1,309,848	58,781,443	(40)	872,384	2,116	578,997
Total 100%					$(120)	$1,458,279	$5,665	$1,447,493

American Funds Portfolio Series — American Funds Preservation Portfolio — Page 7 of 9

American Funds Tax-Exempt Preservation PortfolioSM

Investment portfolio

January 31, 2018

unaudited

Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	13,026,737	$131,049
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,626,505	305,781
		436,830
Total investment securities 100% (cost: $445,620,000)		436,830
Other assets less liabilities 0%		(119)
Net assets 100%		$436,711

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 1/31/2018 (000)
Tax-exempt fixed income funds 100%
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,888,610	694,666	556,539	13,026,737	$(16)	$(1,026)	$498	$131,049
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,361,557	1,079,631	814,683	19,626,505	(546)	(2,781)	1,774	305,781
Total 100%					$(562)	$(3,807)	$2,272	$436,830

American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 8 of 9

unaudited

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2018, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-900-0318O-S60734	American Funds Portfolio Series — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 29, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 29, 2018